Income Taxes (Details) - Schedule of loss before Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of loss before Income Taxes [Abstract]
Domestic	$ (50,193)	$ (381,935)	$ (11,895)
Foreign	(16,644)	(74,636)	4,751
Loss before income taxes	$ (66,837)	$ (456,571)	$ (7,144)